JPMorgan Money Market Funds

JPMorgan Prime Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

(All Share Classes)

(each a series of JPMorgan Trust II)

Supplement dated July 1, 2005

to the Prospectuses dated February 19, 2005

The following information supplements the JPMorgan Money Market Funds Prospectuses, as applicable:

A)	Under the heading “Selling Fund Shares” in the “How Your Account Works” section of each Prospectus, the third paragraph is hereby deleted and replaced with the following:

Under normal circumstances, if a Fund accepts your order before the Fund’s cut-off time, the Fund will make available to you the proceeds that same business day by wire. Otherwise, except as permitted by the federal securities laws, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) after acceptance of the redemption order.

In addition, under the heading “Other Information Concerning the Funds” in the “How Your Account Works” section, the second to last paragraph is hereby deleted and replaced with the following:

The Funds may suspend your ability to redeem or postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund and the JPMorgan Liquid Assets Money Market Fund) when:

1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities law permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.

B)	The Board of Trustees of JPMorgan Trust I approved the JPMorgan 100% U.S. Treasury Securities Money Market Fund’s ability to engage in securities lending. Therefore, the following paragraph is hereby added to each Prospectus for the JPMorgan 100% U.S. Treasury Securities Money Market Fund under the heading “The Fund’s Main Investment Strategy”:

The Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by U.S. Treasury securities or in other limited instances by cash.

In addition, the following paragraph should be added under the heading “The Fund’s Main Investment Risks” for each JPMorgan 100% U.S. Treasury Securities Money Market Fund Prospectus:

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The risk of securities lending is reduced, however, by the following policies:

•	The adviser maintains a list of approved borrowers, which the adviser believes to present low credit risk;
•	The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;
•	The lending agent indemnifies the Fund against borrower default; and
•	Upon recall, the borrower must return the securities loaned within the normal settlement period.

C)	The information under “Advisory Fees” in the “Management of the Funds” section of each Prospectus for the JPMorgan Trust II Funds is hereby deleted and replaced with the following:

JPMorgan Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each Fund. For the most recent fiscal year, the Funds paid advisory fees at the following rates:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Liquid Assets Money Market Fund	0.35
JPMorgan U.S. Treasury Plus Money Market Fund	0.35
JPMorgan Municipal Money Market Fund	0.35
JPMorgan Michigan Municipal Money Market Fund	0.35
JPMorgan Ohio Municipal Money Market Fund	0.30
JPMorgan U.S. Government Money Market Fund	0.08

Beginning February 19, 2005, the advisory fees for the following Funds have been revised:

FUND	ANNUAL RATE AS % OF AVERAGE DAILY NET ASSETS
JPMorgan Liquid Assets Money Market Fund	0.08
JPMorgan U.S. Treasury Plus Money Market Fund	0.08
JPMorgan Municipal Money Market Fund	0.08
JPMorgan Michigan Municipal Money Market Fund	0.08
JPMorgan Ohio Municipal Money Market Fund	0.08

D)	With respect to the Premier Shares of the JPMorgan Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund, the following information updates the “Annual and Cumulative Expense Examples”:

1.	On page 51 of the Prospectus for the Premier Shares, the last line of the Annual and Cumulative Expense Example for the JPMorgan Municipal Money Market Fund is hereby deleted and replaced with the following:

PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2015	$76	71.03%	62.71%	4.52%

2.	On page 52 of the Prospectus for the Premier Shares, in the heading of the Annual and Cumulative Expense Example for the JPMorgan Michigan Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund, the word “Investor” should be replaced with “Premier.”

3.	Also on page 52 of the Prospectus for the Premier Shares, the last line of the Annual and Cumulative Expense Example for the JPMorgan Michigan Municipal Money Market Fund is hereby deleted and replaced with the following:

PERIOD ENDED	ANNUAL COSTS	GROSS CUMULATIVE RETURN	NET CUMULATIVE RETURN	NET ANNUAL RETURN
October 31, 2015	$79	71.03%	62.42%	4.50%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SUP-MMKT-705